EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
February 29, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communications - 8.2%
Digital Media - 5.1%
Meta Platforms, Inc. - Class A	1,800	$ 882,234
Trade Desk, Inc. (The) - Class A (a)	7,593	648,670
		1,530,904
Streaming Video - 3.1%
Netflix, Inc. (a)	1,525	919,453

Consumer Discretionary - 20.2%
Consumer Leisure - 5.7%
Airbnb, Inc. - Class A (a)	4,620	727,512
DraftKings, Inc. - Class A (a)	22,785	987,046
		1,714,558
E-Commerce - 14.5%
Amazon.com, Inc. (a)	14,860	2,626,653
MercadoLibre, Inc. (a)	590	941,227
Shopify, Inc. - Class A (a)	10,010	764,464
		4,332,344
Financials - 2.8%
Financial Services - 2.8%
Visa, Inc. - Class A	2,983	843,115

Health Care - 16.8%
Biotechnology - 8.7%
argenx SE - ADR (a)	996	378,490
Arrowhead Pharmaceuticals, Inc. (a)	14,316	459,543
Intellia Therapeutics, Inc. (a)	10,915	350,590
Krystal Biotech, Inc. (a)	3,315	528,643
Sarepta Therapeutics, Inc. (a)	7,034	899,649
		2,616,915
Medical Technology - 6.1%
Abbott Laboratories	4,844	574,692
Inspire Medical Systems, Inc. (a)	3,181	569,526
PROCEPT BioRobotics Corporation (a)	14,126	682,851
		1,827,069

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 16.8% (Continued)
Pharmaceuticals - 2.0%
Ascendis Pharma A/S - ADR (a)	3,958	$ 584,834

Industrials - 9.4%
Defense IT & Services - 4.8%
Axon Enterprise, Inc. (a)	4,727	1,452,938

Mobility & Delivery Services - 4.6%
Uber Technologies, Inc. (a)	17,243	1,370,819

Technology - 40.7%
Application Software - 17.6%
HubSpot, Inc. (a)	2,536	1,569,302
Monday.com Ltd. (a)	2,855	636,693
ServiceNow, Inc. (a)	2,637	2,034,024
Workday, Inc. - Class A (a)	3,455	1,018,050
		5,258,069
Data & Analytics - 5.2%
MongoDB, Inc. (a)	1,741	779,237
Snowflake, Inc. - Class A (a)	4,151	781,550
		1,560,787
Infrastructure Software - 11.5%
Gitlab, Inc. - Class A (a)	11,050	796,926
Microsoft Corporation	6,400	2,647,296
		3,444,222
IT Security - 6.4%
CyberArk Software Ltd. (a)	2,215	584,228
Palo Alto Networks, Inc. (a)	2,676	831,032
Zscaler, Inc. (a)	2,050	496,039
		1,911,299

Total Common Stocks (Cost $20,790,897)		$ 29,367,326

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.23% (b) (Cost $554,014)	554,014	$ 554,014

Investments at Value - 99.9% (Cost $21,344,911)		$ 29,921,340

Other Assets in Excess of Liabilities - 0.1%		19,427

Net Assets - 100.0%		$ 29,940,767

A/S	- Aktieselskab
ADR	- American Depositary Receipt
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 29, 2024.